19. Income Taxes: Schedule of Deductible Temporary Differences (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Non-capital losses carried forward	$ 7,155,193	$ 5,226,507	$ 1,110,151
Exploration and evaluation assets	916,213	(100,081)	(100,058)
Other items	508,668	493,493	660,396
Other comprehensive income, before tax	$ 8,580,074	$ 5,619,919	$ 1,670,489